Investment Portfolioas of February 28, 2025 (Unaudited)
DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.6%
Alabama 0.7%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	3,000,000	3,195,831
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	4,170,000	4,520,632
Southeast Alabama, Energy Authority Commodity Supply Revenue Project 4, Series A, 4.0% (a), 11/1/2051, GTY: Goldman Sachs Group, Inc.	5,000,000	5,020,275
		12,736,738
Alaska 0.1%
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2050	2,045,000	1,834,576
Arizona 2.3%
Arizona, Health Facilities Authority Revenue:
Series B, SIFMA Municipal Swap Index + 0.25%, 2.11% (a), 1/1/2046	1,170,000	1,156,952
Series B, Prerefunded, SIFMA Municipal Swap Index + 0.25%, 2.11% (a), 1/1/2046	50,000	49,846
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup, Inc.	1,600,000	1,726,174
5.0%, 12/1/2037, GTY: Citigroup, Inc.	8,405,000	9,209,869
Arizona, State Health Facilities Authority Revenue, Banner Health Obligated Group, Series B, Prerefunded, SIFMA Municipal Swap Index + 0.25%, 2.11% (a), 1/1/2046	230,000	229,823
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,830,000	2,710,049
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group, Series A, 5.25%, 8/1/2049	4,200,000	4,510,608
Maricopa County, AZ, Industrial Development Authority Revenue, Grand Canyon University Obligated Group, 144A, 7.375%, 10/1/2029	3,000,000	3,090,573
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	4,560,000	4,532,724
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2043	2,150,000	2,327,655
Series D, 5.0%, 12/1/2044	2,750,000	2,960,021
Series D, 5.0%, 12/1/2045	2,200,000	2,356,650
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	6,495,000	5,273,653
144A, 5.0%, 6/15/2049	1,445,000	1,416,890
144A, 5.0%, 6/15/2052	1,410,000	1,366,346
		42,917,833
California 3.9%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series B, 0.85% (b), 3/3/2025, LOC: Barclays Bank PLC	500,000	500,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, Prerefunded, 5.0%, 6/1/2040	5,285,000	5,316,271
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	3,913,707	3,676,671
“A", Series 2021-1, 3.5%, 11/20/2035	5,248,513	5,120,856
“A", Series 2021-2, 3.75%, 3/25/2035	10,265,162	10,218,692

California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A-4, 144A, AMT, 8.0% (a), 1/1/2050	5,000,000	5,164,667
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,441,439
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	15,315,000	18,743,972
California, Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	6,975,000	6,418,581
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements, 3.875%, 9/1/2049	1,560,000	1,309,532
California, State Health Facilities Financing Authority Revenue, Adventist Health System/West Obligated Group, Series B, 0.85% (b), 3/3/2025, LOC: Barclays Bank PLC	195,000	195,000
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	4,335,000	4,577,240
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 1.63% (b), 3/7/2025, LOC: Wells Fargo Bank NA	350,000	350,000
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.0%, 7/1/2039	2,255,000	2,525,910
Series C, 5.0%, 7/1/2044	1,935,000	2,076,667
Los Angeles, CA, Department of Airports Revenue, Series B, AMT, 5.0%, 5/15/2030	2,715,000	2,844,868
		71,480,366
Colorado 4.5%
Colorado, Bridge & Tunnel Enterprise Revenue, Series A, 5.5%, 12/1/2054, INS: AGMC	3,000,000	3,349,032
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	3,333,000	3,362,426
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co.	30,000,000	36,790,035
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	4,000,000	3,762,179
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2029	7,985,000	8,406,170
Series A, AMT, 5.0%, 12/1/2031	5,250,000	5,504,689
Series B, AMT, 5.5%, 11/15/2040	1,835,000	2,056,461
Series B, AMT, 5.5%, 11/15/2042	1,665,000	1,837,547
Series B, AMT, 5.5%, 11/15/2043	1,665,000	1,826,751
Series A, AMT, 5.5%, 11/15/2053	4,000,000	4,274,191
Series D, AMT, 5.75%, 11/15/2045	3,280,000	3,610,344
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	4,585,000	4,593,295
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	940,000	881,262
4.0%, 12/1/2051	3,510,000	3,053,947
		83,308,329
Delaware 0.1%
Delaware, University of Delaware Revenue, Series C, 1.5% (b), 3/3/2025, SPA: TD Bank NA	1,600,000	1,600,000
District of Columbia 0.7%
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2050	2,155,000	2,075,588
Metropolitan Washington, DC, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AGMC	3,265,000	2,492,472
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.25%, 10/1/2049	1,750,000	1,848,547
Series A, AMT, 5.5%, 10/1/2054	3,000,000	3,232,946

Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,529,344
Series A, 5.0%, 10/1/2030	1,455,000	1,527,682
		12,706,579
Florida 7.9%
Broward County, FL, Airport System Revenue, Series A, AMT, 4.0%, 10/1/2049	3,425,000	3,180,267
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	4,310,000	3,679,186
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	4,685,000	4,783,545
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	540,000	570,487
Series A-1, 5.0%, 10/1/2033	540,000	568,384
Series A-1, 5.0%, 10/1/2034	545,000	571,248
Series A-1, 5.0%, 10/1/2035	270,000	282,061
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	785,000	768,771
Series A-1, 5.0%, 11/1/2058	1,255,000	1,216,367
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,500,000	2,613,423
Series A, 144A, 6.375%, 5/1/2053	1,000,000	1,046,228
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2050	5,170,000	5,177,899
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (a), 7/15/2032	5,555,000	5,945,313
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	5,000,000	5,143,670
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	280,000	287,014
Series B, 5.0%, 7/1/2042	295,000	302,390
Series A-1, 5.0%, 7/1/2051	255,000	256,120
Series B, 5.0%, 7/1/2051	420,000	421,844
Series A-1, 5.0%, 2/1/2057	370,000	370,558
Series B, 5.0%, 7/1/2057	440,000	440,663
Florida, Higher Educational Facilities Financing Authority Revenue, Rollins College Project, Series A, 4.0%, 12/1/2050	15,000,000	13,447,393
Florida, Jacksonville Electric Authority, Electric System Revenue, Series B, 4.0%, 10/1/2037	1,500,000	1,508,469
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	16,000,000	12,238,754
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	899,573
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,600,000	1,503,573
Florida, State Housing Finance Corp. Revenue, Series 1, 3.5%, 7/1/2051	1,475,000	1,472,173
Florida, Village Community Development District No. 12, Special Assessment Revenue:
4.25%, 5/1/2043	5,155,000	5,029,421
4.375%, 5/1/2050	6,815,000	6,504,090
Florida, Village Community Development District No. 13, Special Assessment Revenue, 3.25%, 5/1/2052	2,220,000	1,669,998
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	6,395,000	6,638,954
Florida, Village Community Development District No. 15, Special Assessment, 144A, 4.8%, 5/1/2055	600,000	601,439
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	2,150,000	2,212,895

Hillsborough County, FL, Industrial Development Authority Revenue, BayCare Obligated Group, Series C, 5.5%, 11/15/2054	6,000,000	6,654,802
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,886,515
Lee County, FL, Airport Revenue:
AMT, 5.25%, 10/1/2049	1,800,000	1,911,028
AMT, 5.25%, 10/1/2054	1,800,000	1,896,341
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami:
Series A, 5.25%, 4/1/2047	3,250,000	3,570,806
Series A, 5.25%, 4/1/2048	3,000,000	3,288,463
Miami-Dade County, FL, Seaport Revenue:
Series B1, AMT, 4.0%, 10/1/2046	6,430,000	5,974,283
Series A, AMT, 5.0%, 10/1/2047	8,975,000	9,238,630
Orange County, FL, State Health Facilities Authority Revenue, Orlando Health Obligated Group, Series 2025-A, 5.25%, 10/1/2056	5,335,000	5,694,444
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	685,000	775,034
Series C, 7.625%, 5/15/2058	905,000	1,026,384
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	13,380,000	12,288,822
		146,557,722
Georgia 2.6%
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	3,825,000	3,516,986
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	1,875,000	1,989,915
Series A, 5.75%, 4/1/2053	2,000,000	2,216,279
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,212,507
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	815,000	731,216
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 4.0% (a), 7/1/2052, GTY: Royal Bank of Canada	10,920,000	11,083,945
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	5,765,000	6,121,170
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co.	5,000,000	5,243,427
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	5,000,000	5,311,222
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	4,750,000	5,043,953
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A”, Series 1, 144A, 0%–6.5% 12/15/2048 (c)	3,250,000	2,826,773
Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 2, 3.875% (a), 10/1/2048	1,250,000	1,260,332
		48,557,725
Hawaii 0.1%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.5%, 7/1/2054	2,000,000	2,175,219
Idaho 0.3%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group:
Series 2025-A, 5.25%, 3/1/2050	2,355,000	2,528,267
Series 2025-A, 5.25%, 3/1/2053	2,500,000	2,676,972
		5,205,239

Illinois 6.1%
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.25%, 1/1/2043	1,550,000	1,678,954
Series C, AMT, 5.25%, 1/1/2044	1,300,000	1,400,610
Series C, AMT, 5.25%, 1/1/2045	1,500,000	1,611,378
Series A, AMT, 5.5%, 1/1/2053	6,670,000	7,182,215
Series A, AMT, 5.5%, 1/1/2053, INS: AGMC	6,395,000	6,739,923
Series A, AMT, 5.5%, 1/1/2059	2,670,000	2,860,749
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	3,730,000	3,446,588
Series A, 5.0%, 12/1/2052	15,000,000	15,589,327
Illinois, Development Finance Authority, St. Ignatius College Project, 1.87% (b), 3/7/2025, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, Housing Development Authority Revenue, Series N, 6.25%, 4/1/2054	6,570,000	7,172,156
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	10,097,265
Illinois, Regional Transportation Authority, Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	7,932,865
Illinois, State Development Finance Authority, YMCA Metropolitan Chicago Project, 2.4% (b), 3/7/2025, LOC: BMO Harris Bank NA	600,000	600,000
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, Prerefunded, 5.0%, 1/1/2036	2,970,000	3,093,681
Series A, Prerefunded, 5.0%, 1/1/2037	3,965,000	4,130,116
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (d)	8,761,728	70,094
Illinois, State Finance Authority Revenue, The University of Chicago Medical Center, Series B, 1.45% (b), 3/3/2025, LOC: TD Bank NA	850,000	850,000
Illinois, State General Obligation:
5.0%, 11/1/2034	3,500,000	3,579,509
5.0%, 1/1/2035	6,875,000	6,952,978
Series A, 5.0%, 12/1/2042	5,955,000	6,086,100
Series C, 5.25%, 10/1/2046	6,000,000	6,344,158
5.5%, 5/1/2039	7,665,000	8,327,447
5.75%, 5/1/2045	4,205,000	4,531,922
		112,278,035
Indiana 2.1%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	9,765,000	9,794,197
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	2,616,460
Indiana, State Finance Authority, CWA Authority, Inc. Project Revenue:
Series A, 5.0%, 10/1/2042	1,000,000	1,091,153
Series A, 5.0%, 10/1/2043	1,000,000	1,082,453
Series A, 5.0%, 10/1/2044	1,000,000	1,076,708
Series A, 5.0%, 10/1/2045	1,000,000	1,073,599
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	1,625,000	1,687,132
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series G-1, 5.0%, 1/1/2053	9,000,000	9,429,494
Series G-1, 5.25%, 1/1/2048	4,100,000	4,401,563
Series E, 6.0%, 3/1/2053	3,570,000	3,830,762
Series E, 6.125%, 3/1/2057	1,780,000	1,911,958
		37,995,479
Iowa 1.8%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	2,265,000	2,345,073

Iowa, PEFA, Inc., Gas Project Revenue, 5.0% (a), 9/1/2049, GTY: Goldman Sachs Group, Inc.	10,000,000	10,216,182
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.125%, 5/15/2059	5,250,000	5,297,885
Series 2024-B, 7.25%, 5/15/2035	3,120,000	3,165,501
Series B, 7.5%, 5/15/2053	910,000	1,029,608
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	12,905,000	11,524,282
		33,578,531
Kansas 0.0%
Kansas, State Development Finance Authority, Health Facilities, University of Kansas Health System, Series J, 1.6% (b), 3/3/2025, LOC: U.S. Bank NA	400,000	400,000
Kentucky 0.7%
Kenton County, KY, Airport Board Revenue:
Series A, AMT, 5.25%, 1/1/2049	4,000,000	4,209,630
Series A, AMT, 5.25%, 1/1/2054	3,200,000	3,348,658
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	4,785,000	4,815,645
		12,373,933
Louisiana 0.8%
Louisiana, Public Facilities Authority Revenue, CHRISTUS Health Obligated Group, 1.99% (b), 3/7/2025, LOC: TD Bank NA	5,895,000	5,895,000
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	8,000,000	8,708,310
		14,603,310
Maryland 1.1%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series C, 3.5%, 3/1/2050	1,620,000	1,613,179
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project, Series A, 5.75%, 7/1/2053	1,925,000	2,083,874
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025-A, 5.25%, 7/1/2052	12,145,000	13,086,682
Maryland, State Health & Higher Educational Facilities Authority Revenue, UPMC Obligated Group, Series B, 4.0%, 4/15/2045	3,510,000	3,349,192
		20,132,927
Massachusetts 0.1%
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	1,855,000	1,354,791
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, 5.0%, 7/1/2036	1,000,000	1,017,154
		2,371,945
Minnesota 0.4%
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,172,793
St. Cloud, MN, CentraCare Health System Obligated Group Revenue, 5.0%, 5/1/2054	2,780,000	2,922,748
		8,095,541
Missouri 1.4%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	1,460,000	1,461,671
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, 4.0%, 2/1/2042	2,640,000	2,499,923

Missouri, State Health & Educational Facilities Authority Revenue, Mercy Health, Series C, 4.0%, 11/15/2049	7,000,000	6,558,896
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program:
Series B, 4.0%, 5/1/2050	1,905,000	1,918,703
Series C, 6.0%, 5/1/2053	9,705,000	10,686,915
Nodaway County, MO, Industrial Development Authority, Educational Facilities Revenue, North West Foundation, Inc., 1.83% (b), 3/7/2025, LOC: U.S. Bank NA	1,795,000	1,795,000
		24,921,108
Nebraska 0.2%
Douglas County, NE, State Hospital Authority No. 2 Revenue, Children's Hospital Obligated Group, Series A, 1.6% (b), 3/3/2025, LOC: U.S. Bank NA	2,900,000	2,900,000
Nevada 1.2%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project:
Series A4, AMT, 8.125% (a), 1/1/2050	4,450,000	4,598,946
Series 2025-A, 144A, AMT, 9.5% (a), 1/1/2065 (e)	8,335,000	8,384,995
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049	2,000,000	2,109,609
Series A, AMT, 5.25%, 7/1/2054	1,600,000	1,677,716
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	33,000,000	4,965,810
		21,737,076
New Jersey 3.7%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	1,245,000	1,330,736
New Jersey, State Economic Development Authority Revenue:
Series SSS, 5.25%, 6/15/2038	1,600,000	1,832,739
Series BBB, Prerefunded, 5.5%, 6/15/2030	16,440,000	17,276,143
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health Obligated Group, Series D, 1.15% (b), 3/7/2025, LOC: TD Bank NA	3,500,000	3,500,000
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 4.25%, 12/1/2045	4,835,000	4,806,658
Series C, AMT, 5.0%, 12/1/2053	2,520,000	2,480,088
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	2,360,000	2,447,472
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series CC, Prerefunded, 5.5%, 6/15/2050	4,500,000	5,346,259
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	5,820,000	5,596,656
Series A, 5.0%, 12/15/2034	5,320,000	5,659,758
Series BB, 5.25%, 6/15/2050	6,855,000	7,389,803
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	7,900,000	8,059,708
South Jersey, NJ, Transportation Authority System Revenue, Series A, 5.25%, 11/1/2052	3,200,000	3,402,150
		69,128,170
New Mexico 1.3%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	5,982,637
Series A, 4.0%, 6/1/2030	5,795,000	5,989,076

New Mexico, State Mortgage Finance Authority:
Series A, 3.5%, 1/1/2051	2,335,000	2,330,126
“I", Series D, 6.5%, 9/1/2054	6,135,000	6,785,523
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Revenue, “I”, Series D, 3.75%, 1/1/2050	2,050,000	2,056,051
		23,143,413
New York 14.3%
New York, Genesee County Funding Corp., Rochester Regional Health Obligation, Series A, 5.25%, 12/1/2052	2,000,000	2,082,641
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 1.35% (b), 3/3/2025, LOC: Barclays Bank PLC	1,200,000	1,200,000
Series G-1G, 1.72% (b), 3/7/2025, LOC: TD Bank NA	865,000	865,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond, Series B2, 5.0%, 11/15/2034	10,940,000	11,421,045
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2039	3,940,000	4,056,778
Series A, Prerefunded, 5.0%, 2/15/2039	10,000	10,456
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 5.0%, 3/15/2036	5,000,000	5,274,948
New York, State Housing Finance Agency Revenue, Liberty Street Realty LLC, Series A, 1.92% (b), 3/7/2025, LIQ: Freddie Mac, LOC: Freddie Mac	1,800,000	1,800,000
New York, State Liberty Development Corp. Revenue, Series A, 3.0%, 11/15/2051	3,500,000	2,603,210
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	8,745,000	9,290,633
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	2,050,000	2,120,843
AMT, 5.0%, 10/1/2035	3,705,000	3,879,040
AMT, 5.625%, 4/1/2040	5,160,000	5,533,477
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	1,000,000	947,939
AMT, 5.375%, 6/30/2060	12,495,000	12,937,817
AMT, 6.0%, 6/30/2054	1,400,000	1,509,291
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	3,210,000	3,346,646
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels:
Series C, 3.0%, 11/15/2046	5,000,000	4,019,729
Series A, 4.0%, 11/15/2054	5,000,000	4,669,652
Series A, 5.0%, 11/15/2034	1,000,000	1,159,607
Series A, 5.0%, 11/15/2035	1,250,000	1,444,632
Series A, 5.0%, 11/15/2036	1,250,000	1,439,137
Series A, 5.0%, 11/15/2049	5,155,000	5,386,836
New York City, NY, General Obligation:
Series F5, 1.35% (b), 3/3/2025, SPA: Barclays Bank PLC	700,000	700,000
Series C, 4.0%, 3/1/2040	5,000,000	5,078,148
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series AA-3, 1.5% (b), 3/3/2025, SPA: TD Bank NA	800,000	800,000
Series BB, 1.8% (b), 3/7/2025, SPA: TD Bank NA	300,000	300,000
Series GG-1, 5.0%, 6/15/2050	10,000,000	10,446,455
Series AA-1, 5.25%, 6/15/2052	7,500,000	8,077,798
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series E-1, 5.0%, 11/1/2041	23,490,000	25,887,843
Series F-1, 5.0%, 2/1/2042	9,410,000	10,248,596
Series F-1, 5.0%, 2/1/2044	5,000,000	5,380,962
Series D-1, 5.25%, 11/1/2040	5,000,000	5,624,292
Series D-1, 5.5%, 11/1/2045	15,000,000	16,653,334
Series D, 5.5%, 5/1/2052	10,000,000	11,100,759

New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S1, 5.0%, 7/15/2035	2,800,000	2,918,583
New York, NY, General Obligation:
Series 3, 1.35% (b), 3/3/2025	600,000	600,000
Series B1, 5.0%, 12/1/2031	2,000,000	2,070,798
Series E1, 5.0%, 4/1/2040	11,250,000	12,525,893
Series B-1, 5.25%, 10/1/2047	3,000,000	3,227,841
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2031	6,950,000	7,205,458
Series 207, AMT, 5.0%, 9/15/2032	13,500,000	13,968,814
Series 242, AMT, 5.0%, 12/1/2032	12,000,000	13,216,763
Triborough, NY, Bridge & Tunnel Authority Sales Tax Revenue:
Series A, 5.25%, 5/15/2052	8,000,000	8,611,476
Series A, 5.25%, 5/15/2057	12,000,000	12,821,510
		264,464,680
North Carolina 0.9%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series C, 1.65% (b), 3/3/2025, SPA: JPMorgan Chase Bank NA	7,000,000	7,000,000
North Carolina, Greater Asheville Regional Airport Authority Revenue:
AMT, 5.25%, 7/1/2043, INS: AGMC	1,165,000	1,254,649
AMT, 5.25%, 7/1/2048, INS: AGMC	2,250,000	2,387,321
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	2,415,000	2,485,658
North Carolina, State Housing Finance Agency, Series 52-A, 6.25%, 1/1/2055	2,950,000	3,218,622
		16,346,250
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	1,315,000	1,350,984
Ohio 3.1%
Buckeye, OH, Tobacco Settlement Financing Authority:
“1", Series A-2, 4.0%, 6/1/2048	3,660,000	3,323,929
“2", Series B-2, 5.0%, 6/1/2055	6,000,000	5,493,841
Columbus, OH, State Regional Airport Authority Revenue, Series A, AMT, 5.5%, 1/1/2055	18,400,000	19,742,803
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	980,014
5.0%, 1/1/2046	2,790,000	2,793,348
Series A, 5.75%, 1/1/2053	2,860,000	3,057,957
Ohio, Port of Greater Cincinnati Development Authority Revenue, Series B, 5.0%, 12/1/2053	1,305,000	1,362,927
Ohio, State Hospital Revenue, Aultman Health Foundation:
144A, 5.0%, 12/1/2038	7,750,000	7,685,817
144A, 5.0%, 12/1/2048	7,500,000	7,012,141
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series B, 4.5%, 3/1/2050	2,485,000	2,516,092
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, First Time Homebuyer Program, 3.75%, 9/1/2050	2,350,000	2,357,912
		56,326,781
Oklahoma 0.7%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	2,670,000	2,719,345
Series A, 5.5%, 8/15/2041	3,020,000	3,136,509
Series A, 5.5%, 8/15/2044	3,205,000	3,274,296

Oklahoma, State Turnpike Authority Revenue:
5.5%, 1/1/2053	3,000,000	3,256,544
Series A, 5.5%, 1/1/2054	1,000,000	1,114,500
		13,501,194
Pennsylvania 4.5%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	645,901
5.0%, 12/1/2053	1,780,000	1,642,596
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,132,110
Pennsylvania, Bucks County Water and Sewer Authority Revenue, Series A, 5.25%, 12/1/2047, INS: AGMC	2,175,000	2,367,799
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,149,198
Pennsylvania, Commonwealth Financing Authority Revenue, Series A, 5.0%, 6/1/2033	5,000,000	5,020,876
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,350,147
5.0%, 6/1/2028	1,290,000	1,373,857
5.0%, 6/1/2029	1,290,000	1,371,516
5.0%, 6/1/2030	855,000	907,464
5.0%, 6/1/2031	865,000	916,413
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,100,245
Pennsylvania, Higher Educational Facilities Authority Revenue, Thomas Jefferson University Obligated Group, Series B-1, 5.25%, 11/1/2048, INS: AGC	7,200,000	7,748,843
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 5.75%, 6/30/2048	10,000,000	10,718,883
Pennsylvania, State General Obligation, Series D, 5.0%, 8/15/2032	5,000,000	5,046,096
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 136, 3.0%, 10/1/2051	4,113,429	4,068,239
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, 5.0%, 6/1/2042	6,950,000	7,117,041
Series B, 5.25%, 12/1/2052	4,050,000	4,386,543
Southeastern, PA, Transportation Authority Revenue, 5.25%, 6/1/2052	20,000,000	21,398,312
		82,462,079
South Carolina 3.1%
Charleston County, SC, Airport District Revenue:
Series A, AMT, 5.25%, 7/1/2049	1,965,000	2,083,439
Series A, AMT, 5.25%, 7/1/2054	2,855,000	3,022,546
South Carolina, Public Service Authority Revenue:
Series A, 4.0%, 12/1/2055	4,000,000	3,709,888
Series A, 5.0%, 12/1/2045 (e)	2,250,000	2,417,534
Series A, 5.0%, 12/1/2046 (e)	2,000,000	2,137,245
Series B, 5.0%, 12/1/2047 (e)	2,000,000	2,126,018
Series B, 5.0%, 12/1/2048 (e)	2,500,000	2,648,247
Series B, 5.25%, 12/1/2054	2,000,000	2,141,142
Series A, 5.5%, 12/1/2054	1,200,000	1,328,399
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	2,500,000	2,746,807
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	7,270,000	6,951,610
Series A, 5.0%, 12/1/2033	4,400,000	4,482,840
Series A, 5.0%, 12/1/2036	4,780,000	4,861,553
South Carolina, State Transportation Infrastructure Bank Revenue, Series A, 5.0%, 10/1/2038	15,130,000	15,779,068
		56,436,336

Tennessee 1.1%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	4,000,000	3,654,755
Series B, AMT, 4.0%, 7/1/2054	8,045,000	7,268,435
Series B, AMT, 5.5%, 7/1/2052	3,250,000	3,461,728
Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	1,135,000	1,151,589
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	5,050,000	5,352,367
		20,888,874
Texas 15.0%
Aubrey, TX, Independent School District, 4.0%, 2/15/2052	6,025,000	5,776,783
Austin, TX, Independent School District, General Obligation, 5.25%, 8/1/2049	12,500,000	13,805,315
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, Prerefunded, 5.0%, 1/1/2040	4,730,000	4,765,165
City of Corpus Christi, TX, Utility System Revenue, 5.0%, 7/15/2049	3,335,000	3,560,342
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	9,965,000	10,022,205
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	9,050,000	9,064,177
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05% (a), 11/1/2050	5,100,000	5,178,410
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2054	10,000,000	10,858,366
Houston, TX, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department:
5.0%, 9/1/2029	1,000,000	1,070,368
5.0%, 9/1/2030	1,000,000	1,068,475
5.0%, 9/1/2031	850,000	906,146
Lower Colorado River, TX, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
5.0%, 5/15/2045	1,500,000	1,556,066
5.0%, 5/15/2050	2,500,000	2,573,061
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	15,000,000	12,909,222
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,525,000	1,278,856
Series A, 4.0%, 4/1/2051	5,500,000	4,464,371
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	890,000	761,917
Series A, 5.0%, 10/1/2051	1,580,000	1,263,214
San Antonio, TX, Electric & Gas Systems Revenue:
Series A, 5.25%, 2/1/2049	3,000,000	3,273,772
Series D, 5.25%, 2/1/2054	7,500,000	8,162,783
San Antonio, TX, Independent School District Revenue, 5.0%, 8/15/2047	10,000,000	10,677,016
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	20,000,000	20,550,114
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Healthcare, Series D, 5.5%, 11/15/2047	8,550,000	9,422,536
Texas, Canutillo Independent School District, General Obligation, Series A, 5.25%, 2/15/2054	8,290,000	9,015,679
Texas, Lamar Consolidated Independent School District:
5.0%, 2/15/2041	10,930,000	12,048,036
5.0%, 2/15/2042	13,180,000	14,423,491
5.0%, 2/15/2043	11,340,000	12,328,259
5.25%, 2/15/2059	10,000,000	10,796,466

Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030	3,415,000	3,414,602
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	2,250,000	2,131,957
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	6,250,000	6,717,711
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC:
AMT, 5.5%, 6/30/2041	2,000,000	2,132,308
AMT, 5.5%, 6/30/2042	1,700,000	1,808,631
AMT, 5.5%, 6/30/2043	2,290,000	2,431,137
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	2,750,000	2,771,246
Texas, State Department of Housing & Community Affairs, Series C, 6.0%, 3/1/2054	7,835,000	8,637,787
Texas, State General Obligation, 2.45% (b), 3/7/2025, SPA: JPMorgan Chase Bank NA	11,935,000	11,935,000
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	5,975,000	6,185,945
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
Series B, 4.0%, 10/15/2033	15,000,000	15,287,006
Series B, 4.0%, 10/15/2036	5,000,000	5,054,819
Texas, Transmission Contract Authority Revenue, LCRA Transmission Services Corp. Project:
Series A, 5.0%, 5/15/2040	1,000,000	1,107,247
Series A, 5.0%, 5/15/2041	4,450,000	4,881,302
		276,077,309
Utah 1.7%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 4.0%, 7/1/2051	10,200,000	9,422,134
Series A, AMT, 5.0%, 7/1/2042	8,440,000	8,592,920
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 2, 144A, 6.0%, 6/15/2054	8,425,000	8,822,962
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	3,130,000	3,446,841
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.5%, 6/1/2040	1,400,000	1,583,723
		31,868,580
Virginia 1.4%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, Series A, 5.0%, 10/1/2052	3,900,000	4,004,398
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation, 144A, 5.0%, 9/1/2045	3,700,000	3,635,109
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	4,010,000	3,569,315
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	3,775,000	3,703,202
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2049	3,145,000	3,173,519
Virginia, State College Building Authority, Educational Facilities Revenue, Regent University Project, 4.0%, 6/1/2046	2,420,000	2,126,166
Virginia, State Commonwealth Transportation Board Revenue, Series A, 5.0%, 5/15/2031	5,120,000	5,399,914
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	1,070,000	1,099,981
		26,711,604

Washington 4.2%
King County, WA, School District No. 412 Shoreline, 5.0%, 12/1/2031	4,345,000	4,682,654
Port of Seattle, WA, Revenue Bonds:
Series C, AMT, 5.0%, 8/1/2032	9,200,000	9,948,264
Series B, AMT, 5.5%, 8/1/2047	1,500,000	1,617,604
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	1,575,000	1,661,630
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	13,000,000	13,378,062
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AGMC	9,170,000	7,233,629
Series B, 3.0%, 7/1/2058	4,630,000	3,158,181
Washington, State Health Care Facilities Authority, CommonSpirit Health Obligation Group, Series A2, 5.0%, 8/1/2044	17,700,000	18,179,640
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	5,000,000	3,895,253
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	4,350,000	3,946,966
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, 144A, 5.0%, 1/1/2055	9,010,000	8,571,997
Washington, State Housing Finance Commission, Panorama Project, 1.86% (b), 3/7/2025, LOC: Wells Fargo Bank NA	1,500,000	1,500,000
		77,773,880
West Virginia 1.3%
West Virginia, Marshall University Revenue, Improvement & Refunding Bonds, Series A, 4.0%, 5/1/2050, INS: AGMC	9,150,000	8,217,807
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2042	10,085,000	10,283,715
West Virginia, State Parkways Authority, Senior Lien, Trunpike Toll Revenue, 4.0%, 6/1/2051	6,765,000	6,413,475
		24,914,997
Wisconsin 2.6%
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	10,000,000	8,838,413
Wisconsin, Public Finance Authority Revenue, Million Air Three Obligated Group:
Series A, 144A, AMT, 6.25%, 9/1/2046	795,000	828,149
Series B, 144A, 9.75%, 9/1/2054	800,000	859,675
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	8,000,000	6,854,815
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	485,000	446,929
144A, Prerefunded, 4.0%, 4/1/2042	10,000	10,596
144A, Prerefunded, 4.0%, 4/1/2052	25,000	26,490
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	1,235,000	1,135,621
144A, 5.75%, 5/1/2054	3,860,000	3,293,994
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel:
Series A, 5.0%, 2/1/2062	8,750,000	8,893,166
Series B, 144A, 6.0%, 2/1/2062	3,000,000	3,164,542
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	1,560,000	1,565,421
144A, 5.0%, 10/1/2048	5,000,000	4,921,045
Wisconsin, State General Obligation, Series 1, 5.0%, 5/1/2035	1,250,000	1,474,592

Wisconsin, State Health & Educational Facilities Authority Revenue, Chiara Housing & Services, Inc. Obligated Group:
5.875%, 7/1/2055	2,650,000	2,739,284
6.0%, 7/1/2060	2,800,000	2,905,169
		47,957,901
Guam 0.1%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	1,090,000	1,125,550
Puerto Rico 0.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2037	1,690,325	1,681,521
Series A1, 4.0%, 7/1/2041	2,613,626	2,519,184
Series A1, 4.0%, 7/1/2046	1,097,810	1,001,859
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	5,000,000	1,685,201
		6,887,765
Total Municipal Investments (Cost $1,794,344,611)		1,817,834,558

Corporate Bonds 0.6%
Consumer Discretionary 0.3%
Grand Canyon University, 5.125%, 10/1/2028	6,386,000	6,045,626
Industrials 0.3%
Brightline East LLC, 144A, 11.0%, 1/31/2030	5,000,000	4,573,425
Total Corporate Bonds (Cost $11,013,455)		10,619,051

	Shares	Value ($)

Closed-End Investment Companies 0.8%
Nuveen Quality Municipal Income Fund (Cost $15,107,323)	1,244,000	14,878,240

Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.43% (f) (Cost $2,276,212)	2,275,984	2,276,212

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,822,741,601)	100.1	1,845,608,061
Other Assets and Liabilities, Net	(0.1)	(1,969,540)
Net Assets	100.0	1,843,638,521
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28,
2025. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)	When-issued security.
(f)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$1,817,834,558	$—	$1,817,834,558
Corporate Bonds (a)	—	10,619,051	—	10,619,051
Closed-End Investment Companies	14,878,240	—	—	14,878,240
Open-End Investment Companies	2,276,212	—	—	2,276,212
Total	$17,154,452	$1,828,453,609	$—	$1,845,608,061

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMMBF-PH3
R-080548-3 (1/27)